Finance Lease Liabilities (Details) - Schedule of maturity analysis of financial lease liabilities	12 Months Ended
Jun. 30, 2021 USD ($)
Schedule of maturity analysis of financial lease liabilities [Abstract]
Discount rate at commencement	4.90%
One year	$ 82,369
Two years	82,369
Three years	82,369
Four years	82,369
Five years	82,369
Beyond five years	185,330
Total undiscounted cash flows	597,175
Total financing lease liabilities	501,768
Difference between undiscounted cash flows and discounted cash flows	$ 95,407